Commitment and Contingencies (Tables)	12 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Supplemental Balance Sheet Information	The table below presents the Company’s operating lease right-of-use asset and the related lease liability.

(In thousands)	September 30, 2020
Operating lease asset	$31,610
Operating lease liability	$33,302

Components of Lease Expense
The following table presents the components of net lease costs, a component of Occupancy expense. The Company elected not to separate lease and non-lease components and instead account for them as a single lease component. Variable lease costs include subsequent increases in index-based rents and variable payments such as common area maintenance.

(In thousands)	Twelve Months Ended September 30,
2020
Operating lease cost	$6,557
Variable lease cost	1,353
Sublease income	(338)
Net lease cost	$7,572

Maturities of Operating Lease Liabilities
The following table shows future minimum payments for operating leases as of September 30, 2020 for the respective periods.

(In thousands)	Year ending September 30,

2021	$6,617
2022	5,917
2023	5,348
2024	4,547
2025	3,603
Thereafter	10,389
Total minimum payments	36,421
Amounts representing interest	(3,119)
Present value of minimum lease payments	$33,302

Future Minimum Lease Payments Prior to Adoption
Future minimum lease payments for the Company’s operating leases as of September 30, 2019, prior to the adoption of the new lease guidance, were as follows.

(In thousands)	Year ending September 30,

2020	$5,838
2021	5,246
2022	4,698
2023	4,302
2024	3,596
Thereafter	10,531
Total minimum payments	$34,211